Payables - Summary of Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Trade and other payables	$ 1,655	$ 2,029
Interest payable	69	65
Total payables	$ 1,724	$ 2,094